EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 25, 2006 TO THE

PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2006 of the EQ Advisors Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in connection with the Prospectus or Statement of Additional Information and retain it for future reference.

The purpose of this Supplement is to provide you with information about name changes to certain portfolios of the Trust, a change to the diversification status of the EQ/Van Kampen Emerging Markets Equity Portfolio, and portfolio manager changes relating to certain Portfolios of the Trust.

Information Regarding Name Changes to

Certain Portfolios of the Trust

Effective on or about August 25, 2006, each reference in the Prospectus and Statement of Additional Information to the name of the Portfolio below is replaced with the corresponding new name as set forth in the table below:

Current Name	New Name
EQ/Bear Stearns Small Company Growth Portfolio	EQ/Small Company Growth Portfolio

Effective on or about September 1, 2006, each reference in the Prospectus and Statement of Additional Information to the name of the Portfolio below is replaced with the corresponding new name as set forth in the table below:

Current Name	New Name
EQ/Lazard Small Cap Value Portfolio	EQ/Small Cap Value Portfolio

Effective on or about September 18, 2006, each reference in the Prospectus and Statement of Additional Information to each of the names of the Portfolios below is replaced with the corresponding new name as set forth in the table below:

Current Name	New Name
EQ/Alliance Common Stock Portfolio	EQ/AllianceBernstein Common Stock Portfolio

EQ/Alliance Growth and Income Portfolio	EQ/AllianceBernstein Growth and Income Portfolio

EQ/Alliance Intermediate Government Securities Portfolio	EQ/AllianceBernstein Intermediate Government Securities Portfolio

EQ/Alliance International Portfolio	EQ/AllianceBernstein International Portfolio

EQ/Alliance Quality Bond Portfolio	EQ/AllianceBernstein Quality Bond Portfolio

EQ/Alliance Large Cap Growth Portfolio	EQ/AllianceBernstein Large Cap Growth Portfolio

EQ/Alliance Small Cap Growth Portfolio	EQ/AllianceBernstein Small Cap Growth Portfolio

EQ/Bernstein Diversified Value Portfolio	EQ/AllianceBernstein Value Portfolio

Information Regarding Diversification Change of

the EQ/Van Kampen Emerging Markets Equity Portfolio

The information provided below updates information regarding the EQ/Van Kampen Emerging Markets Equity Portfolio.

Effective August 30, 2006, the Portfolio will be managed as a diversified portfolio (as defined under the Investment Company Act of 1940, as amended), which means that the Portfolio will no longer be permitted to invest in a limited number of issuers. References regarding the Portfolio’s non-diversification are deleted.

Information Regarding Portfolio Manager Changes

EQ/Evergreen Omega Portfolio

The information provided below updates information regarding the EQ/Evergreen Omega Portfolio and should replace, in its entirety, information located in the second paragraph of the section entitled “Who Manages the Portfolio” with respect to the Portfolio.

The management of and investment decisions for the Portfolio are made by Aziz V. Hamzaogullari. Mr. Hamzaogullari, Managing Director of Research of Evergreen, has been with Evergreen since 2001 and has had portfolio management responsibilities since that time. Prior to that time, Mr. Hamzaogullari was a Senior Equity Analyst for Manning & Napier Advisers, Inc.

EQ/Capital Guardian International Portfolio

The information provided below updates information regarding the EQ/Capital Guardian International Portfolio in the section entitled “Who Manages the Portfolio” with respect to the Portfolio:

Effective October 2006, Christopher A. Reed will no longer serve as a portfolio manager of the EQ/Capital Guardian Portfolio and references to Mr. Reed in the Prospectus and Statement of Additional Information are deleted.

EQ/MFS Emerging Growth Companies Portfolio

The information provided below updates information regarding the EQ/MFS Emerging Growth Portfolio and should replace, in its entirety, information located in the second paragraph of the section entitled “Who Manages the Portfolio” with respect to the Portfolio.

Eric B. Fishman is primarily responsible for the day-to-day management of the Portfolio. Mr. Fishman has been Vice President and Portfolio Manager since April 2002. Prior to that time he was a research analyst with MFS since 2000.